SCHEDULE OF CONTRACT FULFILLMENT ASSETS AND CONTRACT LIABILITIES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract fulfillment assets:	$ 1,435	$ 1,495	$ 1,675
Contract liabilities	3,416	3,644	2,420
Balance at beginning of year	1,495	1,675	1,130
Contract costs recognized during the period	(60)	(180)
Balance at end of year	1,435	1,495	1,675
Balance at beginning of year	3,644	2,420	848
Deferred revenue relating to new sales		1,613	1,641
Revenue recognized during the year	(228)	(389)	(69)
Balance at end of year	$ 3,416	3,644	2,420
Additions during the year			$ 545